Commitments and Contingencies - Information related to the Company's accounting for operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies.
Total operating lease expense	$ 134,641	$ 102,738
Cash paid related to operating lease liabilities	$ 123,053	$ 96,006
Weighted-average remaining lease term	4 years 6 months	2 years 3 months
Weighted-average discount rate used to determine operating lease liabilities	2.78%	5.00%